Prior commitment to merge IUDU Compania Financiera S.A. and Automatic Card S.A with Banco Supervielle S.A (Details)	Dec. 14, 2022 company
Prior commitment to merge IUDU Compania Financiera S.A. and Automatic Card S.A with Banco Supervielle S.A.
Number of companies to be merged	2